Equity reserves (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Weighted average exercise price, outstanding, end of year	$ 4.50	$ 4.50
Warrant [Member]
Statement [Line Items]
Warrant outstanding, beginning of year	3,600,000	251,762
Warrant outstanding, granted		3,600,000
Warrant outstanding, exercised		(226,234)
Warrant outstanding, expired		(25,528)
Warrant outstanding, end of year	3,600,000	3,600,000
Warrant exercisable, end of year	3,600,000	3,600,000
Weighted average exercise price, outstanding, beginning of year	$ 4.50	$ 3.00
Weighted average exercise price, granted	0	4.50
Weighted average exercise price, exercised	0	3.00
Weighted average exercise price, expired	0	3.00
Weighted average exercise price, outstanding, end of year	4.50	4.50
Weighted average exercise price, Exercisable, end of year	$ 4.50	$ 4.50